Investment Securities, Realized Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable Securities, Realized Gain (Loss) [Abstract]
Gross realized gains	$ 1,542	$ 1,775	$ 1,560
Gross realized losses	(106)	(67)	(14)
OTTI write-downs	(194)	(185)	(52)
Net realized gains from available-for-sale securities	1,242	1,523	1,494
Net realized gains from nonmarketable equity investments	579	1,659	1,479
Net realized gains from debt securities and equity investments	$ 1,821	$ 3,182	$ 2,973